(CULLEN VALUE FUND LOGO)

                         A series of Cullen Funds Trust

                               SEMI-ANNUAL REPORT

                               December 31, 2001

March 2002

Dear Shareholders,

In this difficult market the relative performance of the Cullen Value Fund continues to do well compared to the major indexes. For instance, last year the Fund was +2.13% vs. -11.88% for the S&P 500 Index and -21.26% for the Nasdaq Composite. Since the Fund's inception in July 2000 it is +11.06% vs. -20.41% for the S&P 500 Index and -51.27% for the Nasdaq Composite.

We believe that the value stocks should continue to do well in this post-bubble and post-Enron environment. History shows that the best performing periods for value stocks follow speculative periods like we just experienced in the late 90's.

From a valuation prospective, the Fund's portfolio is selling at what we believe is a very attractive risk/reward basis. At the present time the average stock in the portfolio is selling at a 50% discount to the S&P 500 Index as to both price/earnings and price/book value.

We at Cullen Capital Management appreciate your interest in the Fund. Please do not hesitate to contact us if you have any questions.

                                           /s/James P. Cullen

                                           James P. Cullen
                                           President

The above outlook reflects the opinions of James P. Cullen, President of Cullen Value Fund, and is subject to change. Any forecasts made cannot be guaranteed.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown include reinvestment of dividends and reflect contracted fee waivers in effect. In the absence of fee waivers returns would be reduced. The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Nasdaq Composite Index is a market capitalization index that tracks the performance of domestic common stocks traded on the regular Nasdaq market, as well as the National Market System traded foreign common stocks and american depository receipts. The returns of these indexes do
not reflect any fees or expenses.   You cannot invest directly in an index.

For use only when accompanied or preceded by a prospectus.

Quasar Distributors, LLC, distributor.

FUND PERFORMANCE

             Date         Cullen Value Fund        S&P 500
             ----         -----------------        -------
            7/1/00             $10,000             $10,000
           7/31/00             $10,360              $9,844
           8/31/00             $10,610             $10,455
           9/30/00             $10,740              $9,903
          10/31/00             $10,921              $9,862
          11/30/00             $10,290              $9,085
          12/31/00             $10,875              $9,129
           1/31/01             $11,367              $9,453
           2/28/01             $10,675              $8,591
           3/31/01             $10,374              $8,046
           4/30/01             $11,267              $8,672
           5/31/01             $11,527              $8,730
           6/30/01             $11,365              $8,517
           7/31/01             $11,337              $8,434
           8/31/01             $10,996              $7,907
           9/30/01             $10,194              $7,269
          10/31/01             $10,414              $7,408
          11/30/01             $10,815              $7,976
          12/31/01             $11,107              $8,046

                                 Rate of Return
                     for the period ended December 31, 2001

                                                    Since
                                                  Inception
                                                    7/1/00
                                                  ---------
                    Cullen Value Fund               11.06%
                    S&P 500                        (19.55)%

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 7/01/00 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                       STATEMENT OF ASSETS & LIABILITIES
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                  (UNAUDITED)

ASSETS:
Investments, at value (cost of $13,863,070)                        $14,408,020
Cash                                                                     1,471
Dividends and interest receivable                                       22,155
Receivable for securities sold                                           1,476
Other assets                                                            21,687
                                                                   -----------
     Total assets                                                   14,454,809
                                                                   -----------

LIABILITIES:
Payable to Adviser                                                       6,924
Distribution fees payable                                                2,664
Accrued expenses and other liabilities                                  72,472
Payable for securities purchased                                        37,118
                                                                   -----------
     Total liabilities                                                 119,178
                                                                   -----------
NET ASSETS                                                         $14,335,631
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
Paid in capital                                                    $14,075,011
Accumulated undistributed net investment income                         32,008
Accumulated net realized loss on investments                          (316,338)
Net unrealized appreciation of investments                             544,950
                                                                   -----------
NET ASSETS                                                         $14,335,631
                                                                   -----------
                                                                   -----------
Shares of beneficial interest outstanding
  (unlimited number of beneficial interest
  authorized, $0.001 par value)                                      1,300,370
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                       $     11.02
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                  (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $1,494)               $ 141,619
   Interest                                                             26,144
                                                                     ---------
        Total investment income                                        167,763
                                                                     ---------

EXPENSES:
   Investment advisory fees                                             67,878
   Distribution fees                                                    16,969
   Shareholder servicing fees                                           15,088
   Legal fees                                                           12,633
   Fund accounting fees                                                 12,144
   Registration and filing fees                                         11,408
   Administration fees                                                  10,120
   Audit fees                                                            9,384
   Insurance expense                                                     7,728
   Shareholder reports                                                   2,760
   Custody fees                                                          1,840
   Trustees' fees and expenses                                           1,472
   Other expenses                                                          368
                                                                     ---------
   Total expenses before waiver and
     reimbursement from Adviser                                        169,792
   Expense waiver and reimbursement from Adviser                       (34,037)
                                                                     ---------
        Net expenses                                                   135,755
                                                                     ---------
NET INVESTMENT INCOME                                                   32,008
                                                                     ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized loss on investments                                   (316,326)
   Net change in unrealized appreciation or
     depreciation of investments                                        (4,785)
                                                                     ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (321,111)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(289,103)
                                                                     ---------
                                                                     ---------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED    YEAR ENDED
                                               DECEMBER 31, 2001   JUNE 30, 2001
                                               -----------------   -------------
                                                  (UNAUDITED)
OPERATIONS:
  Net investment income                           $    32,008      $    10,650
  Net realized loss on investments                   (316,326)          86,053
  Net change in unrealized appreciation
    or depreciation of investments                     (4,785)         549,735
                                                  -----------      -----------
      Net increase (decrease) in net assets
        resulting from operations                    (289,103)         646,438
                                                  -----------      -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                         2,108,350       11,873,504
  Proceeds from shares issued to holders
    in reinvestment of dividends                       76,828           22,255
  Cost of shares redeemed                            (102,049)          (1,468)
                                                  -----------      -----------
      Net increase in net assets from
        capital share transactions                  2,083,129       11,894,291
                                                  -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     0          (22,296)
  Capital gain distributions                          (76,828)               0
                                                  -----------      -----------
TOTAL INCREASE IN NET ASSETS                        1,717,198       12,518,433
                                                  -----------      -----------

NET ASSETS:
  Beginning of period                              12,618,433          100,000
                                                  -----------      -----------
  End of period                                   $14,335,631      $12,618,433
                                                  -----------      -----------
                                                  -----------      -----------

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               SIX MONTHS ENDED    YEAR ENDED
                                              DECEMBER 31, 2001   JUNE 30, 2001
                                              -----------------   -------------
                                                 (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD               $11.34            $10.00
                                                    ------            ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.02              0.01
   Net realized gain (loss)
     and unrealized depreciation                     (0.28)             1.35
                                                    ------            ------
       Total from investment operations              (0.26)             1.36
                                                    ------            ------

LESS DISTRIBUTIONS:
   Distribution of net capital gains                 (0.06)            (0.02)
                                                    ------            ------
       Total distributions                           (0.06)            (0.02)
                                                    ------            ------
NET ASSET VALUE - END OF PERIOD                     $11.02            $11.34
                                                    ------            ------
                                                    ------            ------

TOTAL RETURN                                        -2.28%            13.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $14,335           $12,618
Ratio of expenses to average net assets:
   Before expense reimbursement                      2.50%             3.31%
   After expense reimbursement                       2.00%             2.00%
Ratio of net investment income (loss) to
  average net assets:
   Before expense reimbursement                     (0.03%)           (1.19%)
   After expense reimbursement                       0.47%             0.12%
Portfolio turnover rate                                22%               29%

                     See notes to the financial statements.

                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCKS 85.9%

AIR TRANSPORT 2.5%
FedEx Corp.(a)<F1>                                       6,900     $   357,972
                                                                   -----------
AUTOMOBILES 2.4%
Ford Motor Company                                      11,249         176,834
General Motors Corporation                               3,400         165,240
                                                                   -----------
                                                                       342,074
                                                                   -----------

AUTO & TRUCK PARTS 2.8%
BorgWarner, Inc.                                         7,600         397,100
                                                                   -----------

BANKS 7.8%
Compass Bancshares, Inc.                                17,000         481,100
FleetBoston Financial Corporation                        9,500         346,750
J.P. Morgan Chase & Co.                                  7,900         287,165
                                                                   -----------
                                                                     1,115,015
                                                                   -----------

CEMENT 2.9%
Lafarge Corporation                                     11,000         413,270
                                                                   -----------

CHEMICALS 4.8%
The Dow Chemical Company                                10,200         344,556
PPG Industries, Inc.                                     6,500         336,180
                                                                   -----------
                                                                       680,736
                                                                   -----------

COMMERCIAL SERVICES 0.3%
The Wackenhut Corporation Class B                        2,000          38,080
                                                                   -----------

COMPUTER EQUIPMENT & SERVICES 1.5%
Silicon Graphics, Inc.(a)<F1>                          100,000         210,000
                                                                   -----------

CONSUMER PRODUCTS 2.9%
Kimberly-Clark de Mexico, S.A. de C.V. ADR              28,800         422,173
                                                                   -----------

DEFENSE 3.9%
Northrop Grumman Corporation                             5,500         554,455
                                                                   -----------

ELECTRONICS 5.8%
Koninklijke (Royal) Philips Electronics N.V.(b)<F2>     11,900         346,409
Mercury Computer Systems, Inc.(a)<F1>                   12,500         488,875
                                                                   -----------
                                                                       835,284
                                                                   -----------

ELECTRONICS DISTRIBUTION 2.8%
Arrow Electronics, Inc.(a)<F1>                          13,600         406,640
                                                                   -----------

ENGINEERING & CONSTRUCTION 0.9%
Chicago Bridge & Iron Company N.V.                       5,000         133,500
                                                                   -----------

ENERGY 7.4%
Conoco Inc. Class A                                     11,300         319,790
Energy Partners, Ltd.(a)<F1>                            52,000         392,600
PetroChina Company Limited ADR                          20,000         356,000
                                                                   -----------
                                                                     1,068,390
                                                                   -----------

ENTERTAINMENT 2.6%
Harrah's Entertainment, Inc.(a)<F1>                     10,200         377,502
                                                                   -----------

FINANCE 7.5%
Allied Capital Corporation                              16,000         416,000
Franklin Resources, Inc.                                 7,700         271,579
Ocwen Financial Corporation(a)<F1>                      46,200         391,776
                                                                   -----------
                                                                     1,079,355
                                                                   -----------

FOOD PROCESSING 3.1%
ConAgra Foods, Inc.                                     18,700         444,499
                                                                   -----------

INSURANCE 5.4%
ACE Limited                                             10,300         413,545
The Hartford Financial Services Group, Inc.              5,800         364,414
                                                                   -----------
                                                                       777,959
                                                                   -----------

METALS & MINING 2.6%
Cameco Corporation                                      15,000         371,400
                                                                   -----------

OIL SERVICES 1.6%
Apache Corporation                                       4,510         224,959
                                                                   -----------

PHARMACEUTICALS 1.8%
Bristol-Myers Squibb Company                             5,000         255,000
                                                                   -----------

PAPER 3.1%
Sappi Limited ADR(a)<F1>                                44,000         451,000
                                                                   -----------

RAILROADS 6.2%
Canadian National Railway Company                        9,200         444,177
Canadian Pacific Railway Ltd.                           23,000         448,500
                                                                   -----------
                                                                       892,677
                                                                   -----------

TOBACCO 1.2%
Vector Group Ltd.                                        5,250         172,463
                                                                   -----------

UTILITIES 2.1%
Sempra Energy                                           12,000         294,600
                                                                   -----------
Total common stock
     (cost $11,771,153)                                             12,316,103
                                                                   -----------


                                                  PRINCIPAL AMOUNT
                                                  ----------------
SHORT-TERM INVESTMENTS 14.6%

U.S. TREASURIES 2.7%
   U.S. Treasury Bill, 2.3000%, due 01-03-2002        $392,965         392,965
                                                                   -----------

VARIABLE RATE DEMAND NOTES*<F3> 11.9%
   American Family Demand Note, 1.6531%                566,333         566,333
   Wisconsin Corporate Central Credit Union, 1.5956%   570,094         570,094
   Wisconsin Electric Power Company, 1.6531%           562,525         562,525
                                                                   -----------
                                                                     1,698,952
                                                                   -----------
       Total Short-Term Investments 14.6%
         (cost $2,091,917)                                           2,091,917
                                                                   -----------
       TOTAL INVESTMENTS 100.5%
         (cost $13,863,070)                                         14,408,020
Liabilities in excess of other assets (0.5%)                           (72,389)
                                                                   -----------
TOTAL NET ASSETS 100.0%                                            $14,335,631
                                                                   -----------
                                                                   -----------

(a)<F1> Non-income producing
(b)<F2> Foreign Security
ADR American Depository Receipts
  *<F3> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. Rates shown are as of December 31, 2001.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one series of shares to investors, the Cullen Value Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. Current income is a secondary objective. The Fund commenced operations on July 1, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the
     last quoted sale price on the day the valuation is made.   Securities
     traded on a U.S. securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Cullen Capital Management, LLC (the "Adviser") under supervision of the Fund's Board of Trustees. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.   CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                                    SIX MONTHS ENDED
                                                   DECEMBER 31, 2001
                                                   -----------------
          Shares sold                                     189,937
          Shares reinvested                                 7,127
          Shares redeemed                                  (9,584)
                                                        ---------
          Net increase                                    187,480

          Shares outstanding:
            Beginning of period                         1,112,890
            End of period                               1,300,370

4.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2001 were as follows:

              PURCHASES                              SALES
     ---------------------------          ----------------------------
     U.S. GOVERNMENT       OTHER          U.S. GOVERNMENT        OTHER
     ---------------       -----          ---------------        -----
           $0            $3,622,064              $0           $2,601,139

At December 31, 2001 gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

          Appreciation                                 $1,426,118
          Depreciation                                   (881,168)
                                                       ----------
          Net unrealized appreciation on investments   $  544,950
                                                       ----------
                                                       ----------

At December 31, 2001, the cost of investments for federal income tax purposes was $13,863,070.

The tax components of dividends paid during the six months ended December 31, 2001 were as follows:

                                                   CULLEN VALUE FUND
                                                   -----------------
Short-Term Capital Gain Distributions                   $76,828

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed, through June 30, 2002, to waive its fees and reimburse expenses to the extent that the Fund's total annual operating expenses exceed 2.00% of the Fund's average net assets. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. Prior to commencement of operations, the Adviser absorbed $46,422 of organizational costs. For the six months ended December 31, 2001, the Adviser waived or reimbursed expenses of $34,037.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Trust.

6.   DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to
Rule   12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $16,969 pursuant to the Plan for the six months ended December 31, 2001.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Cullen Value Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                           Sidley Austin Brown & Wood
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                Cincinnati, Ohio